Restructuring Charges	12 Months Ended
Aug. 31, 2018
Restructuring Charges [Abstract]
Restructuring Charges
4	Restructuring Charges

Fiscal 2018

In August 2018, the company implemented a restructuring plan to accelerate the integration of its newly acquired monitoring and analytics technologies from Astellia and simplify its cost structure and optimize resources as the company converges toward fewer sites and reduces its workforce.

This plan will result in expenses mainly comprising severance expenses, costs for remaining non-cancellable operating leases, write-off of research and development income tax credits and impairment of long-lived assets, net of related income taxes. During the fourth quarter of fiscal 2018, the company recorded severance expenses of $2,072,000, costs for remaining non-cancelable operating lease of $1,137,000, write-off of research and development income tax credits of $1,200,000 and impairment of long-lived assets of $150,000, net of related income taxes of $1,150,000, for total after-tax restructuring charges of $3,409,000. The remainder of the restructuring charges, which mainly comprise severance expenses, will be recorded in the first half of fiscal 2019.

Fiscal 2017

In May 2017, the company implemented a restructuring plan to streamline its passive monitoring solutions portfolio. This plan resulted in severance expenses of $4,049,000 and inventory write-offs of $1,030,000, for total restructuring charges of $5,079,000 during the year.

The following tables summarize changes in restructuring charges payable during the years ended August 31, 2017 and 2018.

Fiscal 2018 plan

	Year ended August 31, 2018

Balance – Beginning of year	$	‒
Addition		3,209
Payments		(42)
Balance – End of year (note 11)		$3,167

Fiscal 2017 plan

	Years ended August 31,
	2018	2017

Balance – Beginning of year	$2,477	$ ‒
Addition	‒	4,049
Payments	(2,010)	(1,572)
Reversal	(467)	‒
Balance – End of year (note 11)	$ ‒	$2,477